INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	Income Taxes
Income tax expense consisted of the following components:

(Dollars in thousands)	2024	2023	2022
Current expense
Federal	$15,133	$46,800	$24,307
State	3,159	2,568	3,308
Total current expense	18,292	49,368	27,615
Deferred expense (benefit)
Federal	21,014	11,769	(4,399)
State	188	1,596	894
Total deferred expense (benefit)	21,202	13,365	(3,505)
Income tax expense	$39,494	$62,733	$24,110

The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2024	2023	2022
Income taxes computed at federal statutory rate (21%) on income before income taxes	$56,348	$66,905	$50,762
Benefit from tax-exempt income	(4,892)	(6,165)	(5,743)
Tax credits	(29,188)	(15,271)	(37,331)
Basis reduction on tax credit	1,630	87	2,761
Tax expense (benefit) of equity compensation	(289)	(418)	(154)
State income taxes, net of federal tax benefit	1,676	3,290	3,320
Affordable housing investments	12,453	12,097	9,341
Other	1,756	2,208	1,154
Income tax expense	$39,494	$62,733	$24,110
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2024, and 2023, were as follows:

(Dollars in thousands)	2024	2023
Deferred tax assets
Allowance for credit losses	$35,984	$32,453
Deferred compensation	430	326
Postretirement benefits other than pension liability	502	537
Accrued stock-based compensation	2,701	2,317
Interest on nonaccrual loans	398	336
Accrued expenses	7,978	7,822
Net unrealized losses on investment securities	72,464	79,652
Net unrealized losses on derivatives	354	0
State net operating loss	1,462	960
Leasing liability	14,185	15,290
Reserve for unfunded commitments	3,902	4,261
Section 174 capitalized expense	1,373	656
Other	283	13,400
Total deferred tax assets	142,016	158,010

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(5,652)	(7,568)
FHLB and FRB stock	(3,910)	(3,911)
Mortgage-servicing rights	(4,262)	(3,956)
Leasing activities	(42,654)	(36,940)
Retirement obligation	(10,608)	(9,811)
Intangible assets	(23,138)	(20,789)
Deferred loan fees and costs	(3,406)	(2,408)
Prepaid expenses	(408)	(353)
Limited partnership investments	(9,394)	(3,062)
Fair value adjustments on business combinations	(5,716)	(5,788)
Net unrealized gains on derivatives	0	(1,130)
ASU 2016-01 unrealized gain/loss-equity securities	(207)	(2,401)
Right of use assets	(11,839)	(12,868)
Other	(4,811)	(3,918)
Total deferred tax liabilities	(126,005)	(114,903)
Total net deferred tax asset (liability)	$16,011	$43,107

At December 31, 2024 and 2023, the Company had a state net operating loss carryforward from MSFG of $1.9 million and $1.7 million, respectively. This carryforward begins to expire in 2026. The Company expects to fully utilize this net operating loss and, therefore, a valuation allowance was not required at December 31, 2024 and 2023. The acquired MSFG state net operating loss is subject to IRC Section 382 and is limited annually.

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods and the reversal of deferred tax liabilities during the same period. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was recorded at December 31, 2024 and 2023.

The Bank’s retained earnings at December 31, 2024 and 2023 included base-year bad debt reserves of $16.1 million.  Base-year reserves are subject to recapture in the event the Bank redeems its stock, makes distributions in excess of current and accumulated earnings and profits (as calculated for federal income tax purposes), loses its “bank” status or liquidates.  The
Bank has no intention of meeting any of the criteria for recapture.  Accordingly, a deferred income tax liability of $3.4 million has not been recorded.

First Financial had no unrecognized tax benefits at both December 31, 2024 and December 31, 2023 compared to $1.9 million at December 31, 2022. As defined by FASB ASC Topic 740-10, Income Taxes, an unrecognized tax benefit is a position that if recognized would favorably impact the effective income tax rate in future periods. The unrecognized tax benefit in 2022 was related to state income tax exposures where the Company believed it was likely that, upon examination, a state may have taken a position contrary to the position taken by First Financial. A resolution regarding the Company's uncertain tax position resulted in partial recognition of the benefit in the second quarter of 2023. First Financial recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. At December 31, 2024, 2023 and 2022, the Company had no interest or penalties recorded.

A progression of gross unrecognized tax benefits as of December 31, 2024, 2023 and 2022 is as follows:

(Dollars in thousands)	2024	2023	2022
Balance at beginning of year	$0	$2,386	$2,386
Reductions for tax positions of prior years	0	(1,909)	0
Settlements	0	(477)	0
Balance at end of year	$0	$0	$2,386

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2021 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2021 through 2024 remain open to examination by the federal taxing authority. With limited exception, First Financial is no longer subject to state and local income tax examinations for years prior to 2020.